DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2022
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs	Comparative figures have been reclassified to conform to the current period’s presentation:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Depreciation and amortization	$54	$70	$108	$145
Transportation and distribution	40	40	80	80
Operations and maintenance	14	12	29	24
Compensation	15	11	30	20
Cost of inventory	1	2	4	3
Other	7	7	14	14
Total	$131	$142	$265	$286